LOANS, NET, Maturity and Payment Due for Gross Direct Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Outstanding loans [Abstract]
Direct loans, gross	S/ 137,350,087	S/ 141,244,490
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	6,133,167	5,945,779
Total	143,483,254	147,190,269
From 1 to 3 Months [Member]
Outstanding loans [Abstract]
Direct loans, gross	30,957,809	34,192,006
From 3 Months to 1 Year [Member]
Outstanding loans [Abstract]
Direct loans, gross	36,107,936	35,338,442
From 1 to 3 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	29,251,425	29,576,654
From 3 to 5 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	10,906,617	11,572,896
From 5 to 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	27,995,370	27,144,332
More than 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	2,130,930	3,420,160
Overdue Up to 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	1,459,603	1,264,436
Over 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	S/ 4,673,564	S/ 4,681,343